Private Placements (Details) - USD ($)		12 Months Ended
	Mar. 15, 2022	Dec. 31, 2023
Private Placement Warrants [Member]
Private Placements (Details) [Line Items]
Sale of private placement warrants		5,000,000
Price of warrant		$ 1
Generating gross proceeds		$ 5,000,000
Number of shares issuable per warrant		1
Exercise price of warrants		$ 1
Private Placement Warrants [Member] | Over-Allotment Option [Member]
Private Placements (Details) [Line Items]
Sale of private placement warrants	405,000
Price of warrant	$ 1
Generating gross proceeds	$ 405,000
Warrant [Member]
Private Placements (Details) [Line Items]
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.5